LIQUIDITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 11,241,718
Working capital surplus	3,009,842
Accumulated deficit	$ 63,603,552	$ 52,361,834